TERMINATION OF HYDROELECTRIC CONCESSIONS	12 Months Ended
Dec. 31, 2022
Termination Of Hydroelectric Concessions
TERMINATION OF HYDROELECTRIC CONCESSIONS

NOTE 20: TERMINATION OF HYDROELECTRIC CONCESSIONS

As the hydroelectric concessions timely granted by the Federal Government and, in some cases, by the Provinces approach expiration, on March 10, 2022, SE Resolution No. 130/22 was published, creating a Concessioned Hydroelectric Exploitations Team to evaluate the status of the hydropower concessions under national jurisdiction, including HIDISA, HINISA, and HPPL.

This team will be presided over by the Secretary of Energy (or the person appointed by him) and coordinated by a person with proven experience in the field. It will also be made up of representatives of the SE, CAMMESA, the ENRE, and IEASA. Furthermore, the Dam Safety Regulatory Body and water management and environmental protection authorities are invited to appoint a representative in the team.

The concessions' status report must be submitted within two years for the HIDISA and HINISA concessions, expiring in 2024, whereas the term for issuing the report for HPPL, which concession expires in 2029, will be later determined.

Finally, IEASA is entrusted with the technical audit of the power generation equipment.